Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
June 30, 2023
RRS-NPRT3-0823
1.833432.117
Nonconvertible Bonds - 3.8%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)	535,000	547,556
Hilton Domestic Operating Co., Inc. 4% 5/1/31 (b)	350,000	303,968
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	745,000	625,007
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (b)	785,000	677,506
Times Square Hotel Trust 8.528% 8/1/26 (b)	204,565	202,005
		2,356,042
Household Durables - 0.0%
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	141,470
M/I Homes, Inc. 3.95% 2/15/30	100,000	85,250
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	94,595
		321,315
TOTAL CONSUMER DISCRETIONARY		2,677,357
FINANCIALS - 0.1%
Financial Services - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/30	350,000	315,478
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	186,491
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	595,519
3.625% 4/15/32	1,000,000	864,193
American Tower Corp.:
2.7% 4/15/31	750,000	621,921
3.8% 8/15/29	1,250,000	1,140,355
4.05% 3/15/32	750,000	682,951
5.55% 7/15/33	250,000	251,715
CBL & Associates LP 5.95% (c)(d)	132,000	0
Crown Castle International Corp.:
2.25% 1/15/31	1,250,000	1,018,801
3.8% 2/15/28	100,000	93,205
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	225,000	193,500
EPR Properties:
3.6% 11/15/31	250,000	194,965
4.95% 4/15/28	250,000	223,338
Equinix, Inc.:
2.15% 7/15/30	500,000	404,075
3.2% 11/18/29	750,000	658,443
3.9% 4/15/32	250,000	224,341
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	201,853
4% 1/15/31	500,000	432,280
5.3% 1/15/29	1,000,000	952,154
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	574,583
4.15% 4/15/32	1,000,000	895,531
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	915,000	691,703
5% 10/15/27	205,000	172,471
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	396,594
4.5% 4/1/27	83,000	77,081
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)	500,000	430,900
SBA Communications Corp. 3.125% 2/1/29	500,000	423,828
Spirit Realty LP 4% 7/15/29	250,000	219,905
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	790,163
4.2% 4/15/32	4,000	3,493
5.7% 1/15/33	250,000	243,500
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29 (b)	935,000	661,679
10.5% 2/15/28 (b)	235,000	233,135
Uniti Group, Inc. 6% 1/15/30 (b)	105,000	71,138
Ventas Realty LP 4.75% 11/15/30	250,000	236,631
VICI Properties LP 5.125% 5/15/32	1,250,000	1,169,555
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (b)	500,000	453,935
Welltower OP LLC 3.85% 6/15/32	500,000	440,443
Weyerhaeuser Co. 4% 4/15/30	250,000	229,918
XHR LP 4.875% 6/1/29 (b)	250,000	214,375
		17,384,170
Real Estate Management & Development - 0.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	1,035,000	936,675
Extra Space Storage LP 2.35% 3/15/32	500,000	390,728
Howard Hughes Corp.:
4.125% 2/1/29 (b)	40,000	33,090
4.375% 2/1/31 (b)	385,000	307,245
5.375% 8/1/28 (b)	380,000	338,228
Kennedy-Wilson, Inc.:
4.75% 3/1/29	430,000	339,981
4.75% 2/1/30	225,000	169,687
		2,515,634
TOTAL REAL ESTATE		19,899,804
TOTAL NONCONVERTIBLE BONDS (Cost $25,214,465)		23,079,130

U.S. Treasury Inflation-Protected Obligations - 23.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	2,904,000	2,260,437
0.125% 2/15/52	2,200,000	1,592,552
0.25% 2/15/50	60,000	49,572
0.625% 2/15/43	2,397,000	2,596,793
0.75% 2/15/42	898,000	1,025,208
0.75% 2/15/45	1,620,000	1,726,313
0.875% 2/15/47	1,153,000	1,216,873
1% 2/15/46	163,000	181,203
1% 2/15/48	1,109,000	1,174,676
1% 2/15/49	2,145,000	2,226,042
1.375% 2/15/44	2,390,000	2,932,734
1.75% 1/15/28	1,042,000	1,491,600
2% 1/15/26	935,000	1,410,087
2.125% 2/15/40	794,000	1,196,475
2.125% 2/15/41	1,235,000	1,836,987
2.375% 1/15/25	1,438,000	2,289,996
2.375% 1/15/27	1,121,000	1,694,965
2.5% 1/15/29	969,000	1,410,303
3.375% 4/15/32	240,000	466,605
3.625% 4/15/28	1,000,000	2,013,500
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	4,006,000	4,964,312
0.125% 10/15/24	3,488,000	3,977,801
0.125% 4/15/25	3,751,000	4,190,745
0.125% 10/15/25	2,574,000	2,853,131
0.125% 4/15/26	2,657,000	2,882,125
0.125% 7/15/26	4,067,000	4,835,201
0.125% 10/15/26	2,215,000	2,299,034
0.125% 4/15/27	5,640,000	5,609,587
0.125% 1/15/30	4,073,000	4,309,080
0.125% 7/15/30	3,454,000	3,666,053
0.125% 1/15/31	4,510,000	4,672,498
0.125% 7/15/31	4,396,000	4,413,746
0.125% 1/15/32	4,760,000	4,587,612
0.25% 1/15/25	3,721,000	4,568,507
0.25% 7/15/29	4,344,000	4,705,381
0.375% 7/15/23	7,000	9,117
0.375% 7/15/25	4,353,000	5,328,811
0.375% 1/15/27	4,893,000	5,766,239
0.375% 7/15/27	4,089,000	4,754,177
0.5% 1/15/28	6,527,000	7,509,614
0.625% 1/15/26	3,122,000	3,800,762
0.625% 7/15/32	5,850,000	5,616,408
0.75% 7/15/28	4,046,000	4,634,412
0.875% 1/15/29	3,403,000	3,870,748
1.125% 1/15/33	5,340,000	5,213,010
1.25% 4/15/28	2,310,000	2,261,021
1.5% 2/15/53	360,000	356,988
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $156,426,420)		142,449,041

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	135,057	1
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	77,675
FirstKey Homes Trust Series 2021-SFR2 Class F1, 2.908% 9/17/38 (b)	100,000	85,281
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	86,421	68,826
Series 2021-2 Class G, 4.505% 12/17/26 (b)	182,270	153,147
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (b)	100,000	85,730
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	232,737
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	205,503
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	201,000	193,101
Class E2, 6.863% 6/17/39 (b)	336,000	321,058
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	85,916
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	100,000	90,955
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.5763% 5/17/24 (b)(e)(g)	500,000	484,253
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	223,557
Class E2, 5.739% 4/17/39 (b)	295,000	278,150
TOTAL ASSET-BACKED SECURITIES (Cost $2,764,772)		2,585,890

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 8.943% 9/15/38 (b)(e)(g)	106,000	84,967
BANK:
sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	134,000	107,543
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	88,106
Class E, 2.5% 6/15/55 (b)	141,000	57,106
Series 2022-BNK44, Class A5, 5.9373% 11/15/55 (e)	100,000	103,531
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	264,000	116,761
Series 2021-BN38 Class C, 3.3244% 12/15/64 (e)	554,000	361,118
Series 2022-BNK41, Class C, 3.9164% 4/15/65 (e)	567,000	398,348
Series 2022-BNK42 Class C, 4.7219% 6/15/55 (e)	500,000	377,924
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	350,000	175,643
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	178,000	157,197
BBCMS Mortgage Trust:
sequential payer Series 2022-C17 Class D, 2.5% 9/15/55 (b)(d)	163,000	78,267
Series 2020-C7 Class C, 3.7162% 4/15/53 (e)	500,000	348,833
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	750,000	555,828
Benchmark Mortgage Trust:
sequential payer Series 2022-B36 Class A5, 4.4699% 7/15/55	100,000	93,680
Series 2018-B6 Class D, 3.2537% 10/10/51 (b)(e)	235,000	105,643
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	252,000	137,910
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(e)	63,000	52,844
Series 2020-IG2 Class D, 3.4028% 9/15/48 (b)(e)	417,000	118,182
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	500,000	243,881
Series 2022-B36 Class D, 2.5% 7/15/55 (b)(d)	250,000	113,792
Series 2023-C5 Class B, 6.4767% 6/15/56 (e)	250,000	257,628
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(e)	84,000	46,517
Class 360E, 4.0699% 2/17/55 (b)(e)	105,000	55,557
BPR Trust floater Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 8.793% 9/15/38 (b)(e)(g)	100,000	92,183
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class F, 1 month U.S. LIBOR + 3.210% 8.412% 12/15/38 (b)(e)(g)	210,000	198,886
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 8.1401% 10/15/36 (b)(e)(g)	198,000	184,899
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.9953% 5/15/38 (b)(e)(g)	333,000	313,774
Class G, 1 month U.S. LIBOR + 3.950% 9.1453% 5/15/38 (b)(e)(g)	201,000	189,977
Series 2020-VIVA Class E, 3.667% 3/11/44 (b)(e)	789,000	603,405
BX Trust:
floater:
Series 2019-XL:
Class G, CME Term SOFR 1 Month Index + 2.410% 7.5615% 10/15/36 (b)(e)(g)	386,750	379,425
Class J, CME Term SOFR 1 Month Index + 2.760% 7.9115% 10/15/36 (b)(e)(g)	145,350	140,409
Series 2021-ARIA Class F, 1 month U.S. LIBOR + 2.590% 7.7865% 10/15/36 (b)(e)(g)	27,000	25,036
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.2615% 1/15/34 (b)(e)(g)	303,826	289,803
Class G, CME Term SOFR 1 Month Index + 4.010% 9.1615% 1/15/34 (b)(e)(g)	153,722	144,193
Series 2021-SOAR:
Class F, 1 month U.S. LIBOR + 2.350% 7.544% 6/15/38 (b)(e)(g)	464,310	443,332
Class J, 1 month U.S. LIBOR + 3.750% 8.944% 6/15/38 (b)(e)(g)	581,599	546,595
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 7.5933% 9/15/36 (b)(e)(g)	100,000	93,226
Class G, 1 month U.S. LIBOR + 2.850% 8.0433% 9/15/36 (b)(e)(g)	105,000	97,080
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.497% 1/15/39 (b)(e)(g)	100,000	95,500
Class G, CME Term SOFR 1 Month Index + 4.200% 9.347% 1/15/39 (b)(e)(g)	100,000	95,556
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.446% 1/15/39 (b)(e)(g)	157,000	145,532
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	500,000	427,120
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(e)	284,000	227,567
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	500,000	397,657
Citigroup Commercial Mortgage Series 2023-SMRT Class C, 6.0475% 6/10/28 (b)(e)	250,000	240,382
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	378,000	180,708
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	150,000	120,006
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)	100,000	29,880
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	313,000	208,349
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	232,000	175,586
Series 2020-CX Class E, 2.6835% 11/10/46 (b)(e)	195,000	126,521
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 9.4102% 6/15/34 (b)(g)	80,000	56,031
Credit Suisse Mortgage Trust:
floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.1135% 11/15/23 (b)(e)(g)	141,000	135,791
Series 2020-NET Class E, 3.8277% 8/15/37 (b)(e)	100,000	83,198
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5825% 6/15/50 (b)(e)	156,000	96,439
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	750,000	588,940
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class F, 1 month U.S. LIBOR + 2.660% 7.861% 11/15/38 (b)(e)(g)	479,000	456,470
Class J, 1 month U.S. LIBOR + 3.610% 8.8089% 11/15/38 (b)(e)(g)	210,000	193,794
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P:
Class E, 1 month U.S. LIBOR + 2.200% 7.393% 10/15/36 (b)(e)(g)	139,000	120,801
Class F, 1 month U.S. LIBOR + 2.650% 7.843% 10/15/36 (b)(e)(g)	218,000	187,390
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 6.7539% 8/15/36 (b)(e)(g)	357,000	350,737
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.2973% 8/10/44 (b)(d)(e)	63,000	5,747
Class F, 4.5% 8/10/44 (b)(d)	42,000	147
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)	269,000	215,307
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(e)	900,000	806,901
Class F, 4.3333% 11/5/38 (b)(e)	163,000	143,329
ILPT Commercial Mortgage Trust floater Series 2022-LPF2 Class D, CME Term SOFR 1 Month Index + 4.190% 9.339% 10/15/39 (b)(e)(g)	231,000	228,997
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	89,626
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.276% 9/15/39 (b)(e)(g)	330,000	327,515
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	40,359
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 3.060% 8.2115% 4/15/38 (b)(e)(g)	210,000	201,128
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (b)(e)	100,000	55,794
Series 2011-C3 Class E, 5.71% 2/15/46 (b)(e)	200,000	83,042
Series 2012-CBX Class G 4% 6/15/45 (b)(d)	151,000	41,525
Series 2019-OSB Class C, 3.749% 6/5/39 (b)(e)	500,000	416,696
KNDL Mortgage Trust floater Series 2019-KNSQ:
Class E, 1 month U.S. LIBOR + 1.950% 7.143% 5/15/36 (b)(e)(g)	500,000	491,909
Class F, 1 month U.S. LIBOR + 2.150% 7.343% 5/15/36 (b)(e)(g)	250,000	243,972
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.2115% 8/15/38 (b)(e)(g)	99,282	90,163
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 7.943% 7/15/38 (b)(e)(g)	105,000	99,204
Class J, 1 month U.S. LIBOR + 3.950% 9.143% 7/15/38 (b)(e)(g)	100,000	94,225
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 7.8624% 4/15/38 (b)(e)(g)	100,000	97,039
Class G, CME Term SOFR 1 Month Index + 3.310% 8.4624% 4/15/38 (b)(e)(g)	200,000	191,518
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class F, CME Term SOFR 1 Month Index + 3.250% 8.4062% 1/15/27 (b)(e)(g)	97,166	91,096
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	342,352
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	209,647	192,645
Class F, 5.385% 6/15/44 (b)(d)(e)	343,000	158,546
Class XB, 0.4964% 6/15/44 (b)(e)(f)	5,396,690	18,215
Series 2011-C3 Class G, 5.2512% 7/15/49 (b)(d)(e)	112,000	61,839
Series 2017-H1 Class C, 4.281% 6/15/50	231,000	181,855
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	383,528
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 7.344% 10/15/37 (b)(e)(g)	159,928	154,246
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/56	1,000,000	1,025,329
Class B, 6.9055% 5/15/56 (e)	250,000	254,125
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 7.591% 10/15/36 (b)(e)(g)	207,743	194,245
Class J, 1 month U.S. LIBOR + 3.340% 8.539% 10/15/36 (b)(e)(g)	61,923	58,187
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 7.794% 7/15/38 (b)(e)(g)	100,000	87,108
Class G, 1 month U.S. LIBOR + 4.350% 9.544% 7/15/38 (b)(e)(g)	100,000	85,586
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	350,000	247,477
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 7.5066% 12/15/37 (b)(e)(g)	250,000	235,304
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	173,755	174,907
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(e)	150,000	130,936
Class G, 3.8518% 3/15/37 (b)(e)	100,000	85,611
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class E, CME Term SOFR 1 Month Index + 2.700% 7.847% 1/15/39 (b)(e)(g)	868,000	817,750
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 8.4588% 10/15/38 (b)(e)(g)	198,000	182,868
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 8.1671% 11/15/38 (b)(e)(g)	126,000	118,177
Series 2021-MFP2:
Class F, 1 month U.S. LIBOR + 2.610% 7.8112% 11/15/36 (b)(e)(g)	100,000	95,234
Class J, 1 month U.S. LIBOR + 3.910% 9.1085% 11/15/36 (b)(e)(g)	128,000	121,469
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 8.8091% 10/15/34 (b)(e)(g)	164,000	148,326
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 8.744% 11/15/36 (b)(e)(g)	100,000	93,120
Class G, 1 month U.S. LIBOR + 4.200% 9.393% 11/15/36 (b)(e)(g)	42,000	38,911
TPGI Trust floater Series 2021-DGWD Class E, 1 month U.S. LIBOR + 2.350% 7.54% 6/15/26 (b)(e)(g)	464,066	440,773
Wells Fargo Commercial Mortgage Trust:
Series 2018-C44 Class D, 3% 5/15/51 (b)	535,000	318,137
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	624,494
Class C, 3.561% 8/15/52	100,000	75,004
Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	685,395
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1968% 3/15/45 (b)(e)	220,000	98,710
WFCM Series 2022-C62:
Class C, 4.3508% 4/15/55 (e)	500,000	380,918
Class D, 2.5% 4/15/55 (b)	294,000	136,385
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(e)	140,000	110,788
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,123,097)		25,332,723

Common Stocks - 15.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)	8,132	328,236
Helios Towers PLC (h)	24,453	28,912
		357,148
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Archer Daniels Midland Co.	4,090	309,040
Bunge Ltd.	10,090	951,992
Darling Ingredients, Inc. (h)	18,210	1,161,616
Pilgrim's Pride Corp. (h)	9,880	212,321
Wilmar International Ltd.	197,330	555,921
		3,190,890
ENERGY - 6.1%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc. (h)	64,660	920,758
Noble Corp. PLC	34,830	1,438,827
Valaris Ltd. (h)	11,400	717,402
Weatherford International PLC (h)	17,210	1,143,088
		4,220,075
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (h)	92,761	2,136,286
ARC Resources Ltd.	133,060	1,774,803
Canadian Natural Resources Ltd.	51,510	2,895,992
Cenovus Energy, Inc. (Canada)	139,640	2,371,693
Cheniere Energy, Inc.	2,069	315,233
Energy Transfer LP	197,080	2,502,916
Enterprise Products Partners LP	71,590	1,886,397
Exxon Mobil Corp.	72,930	7,821,738
Hess Corp.	7,250	985,638
MEG Energy Corp. (h)	23,390	370,779
Ovintiv, Inc.	16,980	646,429
Petroleo Brasileiro SA - Petrobras (ON)	162,950	1,126,445
Range Resources Corp.	44,090	1,296,246
Shell PLC (London)	97,230	2,900,535
Southwestern Energy Co. (h)	84,510	507,905
Suncor Energy, Inc.	25,490	747,719
Targa Resources Corp.	1,165	88,657
The Williams Companies, Inc.	7,724	252,034
TotalEnergies SE	44,860	2,575,172
		33,202,617
TOTAL ENERGY		37,422,692
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG	13,390	741,204
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.	9,152	355,098
Republic Services, Inc.	1,583	242,468
Waste Connections, Inc. (United States)	1,390	198,673
		796,239
Construction & Engineering - 0.0%
Ferrovial SE	1,999	63,193
VINCI SA	376	43,647
		106,840
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	472	38,123
CSX Corp.	2,359	80,442
Union Pacific Corp.	347	71,003
		189,568
Machinery - 0.1%
Epiroc AB (A Shares)	18,160	343,984
Sandvik AB	16,870	328,786
		672,770
Marine Transportation - 0.1%
Kirby Corp. (h)	7,040	541,728
Transportation Infrastructure - 0.1%
Aena SME SA (b)	3,411	550,868
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	1,155	206,422
		757,290
TOTAL INDUSTRIALS		3,064,435
MATERIALS - 7.2%
Chemicals - 1.4%
Corteva, Inc.	59,720	3,421,956
FMC Corp.	21,170	2,208,878
Livent Corp. (h)	13,100	359,333
Nutrien Ltd.	36,840	2,174,944
OCI NV	10,900	261,313
		8,426,424
Containers & Packaging - 0.1%
Crown Holdings, Inc.	6,420	557,705
Smurfit Kappa Group PLC	10,800	359,795
		917,500
Metals & Mining - 4.8%
Agnico Eagle Mines Ltd. (Canada)	30,335	1,514,746
Alamos Gold, Inc.	89,990	1,071,932
Anglo American Platinum Ltd. ADR	9,680	73,810
BHP Group Ltd. (London)	78,473	2,332,061
Champion Iron Ltd.	435,000	1,750,179
ERO Copper Corp. (h)	35,280	713,723
First Quantum Minerals Ltd.	125,115	2,959,882
Franco-Nevada Corp.	5,670	808,117
Glencore PLC	525,110	2,977,314
IGO Ltd.	18,903	192,939
Impala Platinum Holdings Ltd.	23,690	157,823
Ivanhoe Mines Ltd. (h)	78,510	717,095
MAG Silver Corp. (h)	18,860	209,991
Newcrest Mining Ltd.	7,103	126,706
Reliance Steel & Aluminum Co.	12,670	3,441,045
Rio Tinto PLC	16,616	1,055,942
Sigma Lithium Corp. (h)	14,555	586,567
Sumitomo Metal Mining Co. Ltd.	7,600	245,345
Teck Resources Ltd. Class B (sub. vtg.)	103,870	4,370,420
Vale SA	66,100	886,542
Wheaton Precious Metals Corp.	68,820	2,976,183
		29,168,362
Paper & Forest Products - 0.9%
Holmen AB (B Shares)	20,130	723,051
Interfor Corp. (h)	24,630	464,433
Mondi PLC	946	14,405
Stora Enso Oyj (R Shares)	32,400	375,646
Suzano Papel e Celulose SA	51,380	474,505
Svenska Cellulosa AB SCA (B Shares)	88,490	1,127,729
UPM-Kymmene Corp.	35,840	1,066,492
West Fraser Timber Co. Ltd.	18,630	1,600,514
		5,846,775
TOTAL MATERIALS		44,359,061
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,065	206,546
Crown Castle International Corp.	936	106,648
Equinix, Inc.	246	192,849
Londonmetric Properity PLC	14,692	30,862
Prologis (REIT), Inc.	956	117,234
SBA Communications Corp. Class A	364	84,361
Segro PLC	6,490	59,081
		797,581
Real Estate Management & Development - 0.0%
Catena AB	440	16,106
TOTAL REAL ESTATE		813,687
UTILITIES - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp.	1,165	106,656
Exelon Corp.	5,141	209,444
Iberdrola SA	27,991	365,529
Kansai Electric Power Co., Inc.	13,217	165,826
NextEra Energy, Inc.	7,461	553,606
ORSTED A/S (b)	1,377	130,122
Southern Co.	5,444	382,441
Xcel Energy, Inc.	548	34,069
		1,947,693
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	2,618	77,205
EDP Renovaveis SA	5,884	117,465
RWE AG	4,839	210,526
		405,196
Multi-Utilities - 0.1%
National Grid PLC	22,422	297,279
WEC Energy Group, Inc.	2,096	184,951
		482,230
TOTAL UTILITIES		2,835,119
TOTAL COMMON STOCKS (Cost $87,844,821)		92,784,236

Preferred Stocks - 2.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%	16,367	394,772
Ready Capital Corp. 7.00%	6,400	159,680
		554,452
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	37,800
RLJ Lodging Trust Series A, 1.95%	400	9,588
		47,388
TOTAL CONVERTIBLE PREFERRED STOCKS		601,840
Nonconvertible Preferred Stocks - 2.7%
FINANCIALS - 1.1%
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.:
8.00%	6,579	106,908
Series C, 8.00%(e)	3,000	53,700
AGNC Investment Corp.:
6.125%(e)	7,000	146,650
Series C, 3 month U.S. LIBOR + 5.110% 7.00%(e)(g)	14,200	362,384
Series E, 6.50%(e)	17,400	394,632
Series G, 7.75%(e)	16,000	359,520
Annaly Capital Management, Inc.:
6.75%(e)	8,600	202,014
Series F, 3 month U.S. LIBOR + 4.990% 6.95%(e)(g)	23,800	605,234
Series G, 3 month U.S. LIBOR + 4.170% 6.50%(e)(g)	23,000	568,330
Arbor Realty Trust, Inc.:
Series D, 6.375%	1,500	27,556
Series F, 6.25%(e)	13,000	271,570
Armour Residential REIT, Inc. Series C 7.00%	1,000	20,920
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	86,200
Chimera Investment Corp.:
8.00%(e)	5,000	101,500
Series B, 8.00%(e)	23,587	492,261
Series C, 7.75%(e)	8,700	169,128
Dynex Capital, Inc. Series C 6.90% (e)	23,400	519,480
Ellington Financial LLC 6.75% (e)	2,000	46,100
Franklin BSP Realty Trust, Inc. 7.50%	3,000	59,160
KKR Real Estate Finance Trust, Inc. 6.50%	1,300	23,335
MFA Financial, Inc.:
6.50%(e)	9,300	182,931
Series B, 7.50%	17,586	351,720
PennyMac Mortgage Investment Trust:
6.75%	1,300	24,570
8.125%(e)	5,700	131,670
Series B, 8.00%(e)	9,300	212,969
Rithm Capital Corp.:
7.125%(e)	6,200	141,670
Series A, 7.50%(e)	17,700	400,551
Series C, 6.375%(e)	10,300	202,910
Series D, 7.00%(e)	2,700	56,754
Two Harbors Investment Corp.:
Series A, 8.125%(e)	6,938	143,928
Series B, 7.625%(e)	6,320	122,292
		6,588,547
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Agree Realty Corp. 4.375%	1,500	27,870
American Homes 4 Rent Series G, 5.875%	5,200	125,528
Armada Hoffler Properties, Inc. 6.75%	6,000	139,140
Ashford Hospitality Trust, Inc.:
Series G, 7.375%	300	4,797
Series H, 7.50%	2,500	39,000
Series I, 7.50%	2,500	39,075
Cedar Realty Trust, Inc.:
7.25%	1,673	25,764
Series C, 6.50%	4,900	63,112
City Office REIT, Inc. Series A, 6.625%	1,079	20,167
CTO Realty Growth, Inc. 6.375%	1,000	19,750
DiamondRock Hospitality Co. 8.25%	11,337	291,134
Digital Realty Trust, Inc.:
5.25%	5,800	123,540
Series L, 5.20%	12,700	277,114
Gladstone Commercial Corp.:
6.625%	3,600	65,448
Series G, 6.00%	18,200	309,036
Global Medical REIT, Inc. Series A, 7.50%	2,100	52,857
Global Net Lease, Inc.:
Series A, 7.25%	9,300	197,067
Series B 6.875%	2,200	43,164
Healthcare Trust, Inc.:
7.125%	2,000	38,020
Series A 7.375%	4,200	78,540
Hudson Pacific Properties, Inc. Series C, 4.75%	20,600	193,022
Kimco Realty Corp.:
5.125%	11,600	272,716
Series M, 5.25%	16,500	403,260
National Storage Affiliates Trust Series A, 6.00%	200	4,650
Necessity Retail (REIT), Inc./The:
7.50%	16,700	341,682
Series C 7.375%	10,000	206,400
Pebblebrook Hotel Trust:
6.30%	10,273	200,118
6.375%	17,200	328,348
6.375%	8,700	162,777
Series H, 5.70%	10,600	189,740
Pennsylvania (REIT):
Series B, 7.375%(h)	4,082	5,919
Series D, 6.875%(h)	2,500	3,550
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	62,625
Public Storage:
4.00%	1,200	23,304
4.00%	5,400	102,330
Series F, 5.15%	3,200	79,232
Series G, 5.05%	6,000	148,620
Series I, 4.875%	6,000	140,640
Series J, 4.70%	26,500	598,635
Series K, 4.75%	20,400	451,962
Series L, 4.625%	28,400	626,788
Series M, 4.125%	1,000	19,860
Series S, 4.10%	13,000	253,630
Rexford Industrial Realty, Inc.:
Series B, 5.875%	1,200	27,408
Series C, 5.625%	4,400	96,052
Saul Centers, Inc. Series D, 6.125%	1,300	28,548
SITE Centers Corp. 6.375%	5,500	130,570
Sotherly Hotels, Inc. Series C, 7.875%	1,700	41,310
Spirit Realty Capital, Inc. Series A, 6.00%	6,700	145,524
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	140,080
Series F, 5.875%	4,000	78,840
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	70,735
Series I, 5.70%	9,600	180,192
UMH Properties, Inc. Series D, 6.375%	3,900	85,995
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	105,666
Series K 5.875%	2,000	44,520
Vornado Realty Trust Series L, 5.40%	1,000	15,470
		7,990,841
Real Estate Management & Development - 0.3%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,830	478,060
Series I, 7.15%	32,600	680,362
Series J, 7.15%	30,200	647,790
		1,806,212
TOTAL REAL ESTATE		9,797,053

TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,385,600
TOTAL PREFERRED STOCKS (Cost $18,766,896)		16,987,440

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4525% 12/16/28 (e)(g)(i) (Cost $4,915)	4,925	4,870

Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	984,782	92,224,802
Fidelity Real Estate Equity Central Fund (j)	456,052	56,139,948
TOTAL EQUITY FUNDS (Cost $176,047,819)		148,364,750

Fixed-Income Funds - 25.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $159,968,240)	1,615,937	157,165,998

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d) (Cost $594,368)	500,000	0

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (k) (Cost $3,993,329)	3,992,531	3,993,329

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $660,749,142)	612,747,407
NET OTHER ASSETS (LIABILITIES) - 0.1%	912,486
NET ASSETS - 100.0%	613,659,893

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,703,334 or 4.5% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,251,280	183,082,533	181,340,484	250,105	-	-	3,993,329	0.0%
Fidelity Commodity Strategy Central Fund	131,037,841	3,876,404	33,888,668	1,348,383	(17,875,189)	9,074,414	92,224,802	39.4%
Fidelity Floating Rate Central Fund	227,782,537	15,478,651	92,549,794	12,975,770	(5,283,996)	11,738,600	157,165,998	9.8%
Fidelity Real Estate Equity Central Fund	76,562,386	3,470,728	31,757,151	1,427,481	(5,023,516)	12,887,501	56,139,948	6.0%
Fidelity Securities Lending Cash Central Fund 5.14%	-	11,379,840	11,379,840	1,504	-	-	-	0.0%
Total	437,634,044	217,288,156	350,915,937	16,003,243	(28,182,701)	33,700,515	309,524,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Inflation-Protected Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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